Related party transactions - Summary of Balances with Related Parties (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of balance with related parties [Line Items]
Trade receivables	¥ 214	¥ 1,064
Edigene (Beijing) Inc.
Disclosure of balance with related parties [Line Items]
Trade receivables	214	456
TCRCure Biopharma (Beijing) Ltd.
Disclosure of balance with related parties [Line Items]
Trade receivables		608
FHP Holdings Ltd.
Disclosure of balance with related parties [Line Items]
Other payables	¥ 24	¥ 34